Note 20 - Commitments And Contingencies (Details) - The Minimum Lease Payments for the Next Five Years (USD $)	Dec. 31, 2013
Note 20 - Commitments And Contingencies (Details) - The Minimum Lease Payments for the Next Five Years [Line Items]
2014	$ 194,400
2015	67,200
2016	55,400
2017	55,400
2018	55,400
Thereafter	805,000
Total	1,232,800
Land Leases [Member]
Note 20 - Commitments And Contingencies (Details) - The Minimum Lease Payments for the Next Five Years [Line Items]
2014	55,400
2015	55,400
2016	55,400
2017	55,400
2018	55,400
Thereafter	805,000
Total	1,082,000
Space Leases [Member]
Note 20 - Commitments And Contingencies (Details) - The Minimum Lease Payments for the Next Five Years [Line Items]
2014	139,000
2015	11,800
Total	$ 150,800